Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2012	2011
Balance at year-end	$43,992	$37,073
Average balance outstanding	40,893	32,577
Maximum month-end balance	43,992	37,073
Weighted-average rate at year-end	0.20%	0.25%
Weighted-average rate during the year	0.22	0.43

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

Other borrowings

The following table sets forth information concerning other borrowings:

(Dollars in thousands)	Maturity range		Weighted average interest	Stated interest rate range		At December 31,
Description	From	To	rate	From	To	2012	2011
Fixed rate	3/14/2012	12/21/2017	3.62%	3.48%	3.73%	12,000	18,000
Fixed rate amortizing	1/1/2012	3/1/2017	6.01	4.80	7.15	672	1,161

						12,672	19,161

Maturities of other borrowings at December 31, 2012, are summarized as follows:

(Dollars in thousands) Year ending December 31	Amount	Weighted- average rate
2013	$215	6.06%
2014	2,190	3.91
2015	169	6.01
2016	96	5.84
2017	10,002	3.61

	$12,672	3.75%

Monthly principal and interest payments are due on the fixed rate amortizing borrowings; additionally a 10% principal curtailment is due on the borrowing’s anniversary date. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2012 the Company has the capacity to borrow an additional $41.1 million from the FHLB.